Earnings per share (EPS) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Earnings Per Share (EPS)

	Three Months Ended September 30, 2013
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$7,970,000	119,990,196	$0.07
Effect of dilutive securities:
Restricted stock	—	1,684,395	—

Diluted EPS	$7,970,000	121,674,591	$0.07

	Nine Months Ended September 30, 2013
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$16,843,000	119,443,260	$0.14
Effect of dilutive securities:
Restricted stock	—	2,250,521	—

Diluted EPS	$16,843,000	121,693,781	$0.14

	Three Months Ended September 30, 2012
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$10,936,000	118,109,214	$0.09
Effect of dilutive securities:
Restricted stock	—	1,091,805	—

Diluted EPS	$10,936,000	119,201,019	$0.09

	Nine Months Ended September 30, 2012
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$57,411,000	117,458,365	$0.49
Effect of dilutive securities:
Restricted stock	—	1,351,830	(0.01)

Diluted EPS	$57,411,000	118,810,195	$0.48

Reconciliation of Income and Number of Shares Used to Calculate Basic and Diluted Earnings per Share (EPS)

	For the Year Ended December 31, 2012
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$37,313,000	117,721,135	$0.32
Effect of dilutive securities:
Stock options and restricted stock		1,372,455	$(0.01)

Diluted EPS	$37,313,000	119,093,590	$0.31

	For the Year Ended December 31, 2011
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$(50,451,000)	116,081,590	$(0.43)
Effect of dilutive securities:
Stock options and restricted stock		—	$—

Diluted EPS:	$(50,451,000)	116,081,590	$(0.43)

	For the Year Ended December 31, 2010
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$(14,461,000)	114,258,965	$(0.13)
Effect of dilutive securities:
Stock options and restricted stock		—	$—

Diluted EPS:	$(14,461,000)	114,258,965	$(0.13)